OPERATING LEASES	12 Months Ended
Dec. 31, 2024
Operating Leases
OPERATING LEASES

14. OPERATING LEASES

The Company leased an office space, three server rooms, and a dormitory in Hong Kong for executing the Blockchain business strategy, and the Company also leased an office space in Zhenjiang commenced in October 2021. The office space and two of the server rooms in Hong Kong were terminated in September 2022, and November 2022, respectively. The remaining server room and dormitory in Hong Kong were terminated in April 2023. The fixed monthly lease payment for the Zhenjiang office space is $2,528 (RMB 17,882) with a lease term of three years ending September 30, 2024, with a rental free period from October 1, 2021 to March 31, 2022. The Zhenjiang office was terminated in September 2023. The fixed monthly lease payment for the remaining server room is $5,656 (HKD 40,000) with a lease term of three years ending January 15, 2025, which terminated in April 2023. The fixed monthly lease payment for the dormitory is $4,807 (HKD 34,000) including rental and management fee with a lease term of two years ending April 19, 2023. All lease agreements have no variable lease payment nor option to purchase the underlying assets. There was no initial direct cost associated with the office space lease agreement. The initial direct costs associated with the lease for the remaining server room and dormitory is $5,656 (HKD 40,000), and $2,404 (HKD 17,000), respectively.

The Company has also leased specific and identifiable wall spaces with a certain dimension in commercial and residential building lobbies, inside elevators, elevator waiting areas, and various places to install the new media advertising display terminals without substitution for purpose of broadcasting advertisements paid by the customers to promote their businesses or special events. The lease terms with negotiated payment terms range from one year to three years, and the rental costs vary depending on the number of spots where the display terminals are installed and the duration of the leases.

The Company has elected to apply the short-term lease exception to all leases with a term of one year or less.

The Company incurred rent expenses of approximately $8,000 for short-term lease for the year ended December 31, 2024.